Long-Term Borrowings - Long-term debt net of current portions (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Outstanding Loan Balance	$ 698,486,364	$ 744,841,528
Less: Amounts due for settlement within 12 months	(78,903,582)	(71,819,405)
Long-term borrowings, net of current portion	619,582,782	673,022,123
Less than one year
Borrowings
Outstanding Loan Balance	78,903,582	71,819,405
1 - 5 years
Borrowings
Outstanding Loan Balance	278,087,160	298,690,490
Thereafter
Borrowings
Outstanding Loan Balance	$ 341,495,622	$ 374,331,633